Contractual Maturities of Company's Corporate Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt And Borrowing Arrangements [Abstract]
2014	$ 89
2015	17
2016	16
2017	561
2018	11
Thereafter	2,700
Total	$ 3,394	$ 2,905